Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Share premium [member]	Retained earnings [member]	Accumulated Other Comprehensive Income on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive Income (Loss) on Cash Flow Hedges, net of taxes [member]	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [Member]	Accumulated Other Comprehensive Income (Loss) on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total accumulated other comprehensive income [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of year at Oct. 31, 2020			$ 302	$ 30,745	$ 355	$ 1,979	$ 3,980	$ (638)	$ (158)		$ 6,598	$ 13,430
Statement [Line Items]
Issued under the Stock Option Plan												27
Repurchased for cancellation and/or treasury shares sold/purchased												44
Net income	$ 2,017			2,017
Dividends on preferred shares and distributions payable on other equity instruments				(56)
Dividends on common shares				(686)
Stock option expense, net of options exercised			5
Losses on derivatives designated as cash flow hedges arising during the period	(131)	[1]				(131)
Unrealized gains (losses) on translation of net foreign operations	(1,131)						(1,131)
Gains on remeasurement of pension and other employee future benefit plans	275	[2]						275
Gains on remeasurement of own credit risk on financial liabilities designated at fair value	(245)	[3]							(245)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period					57
Unrealized gains on fair value through OCI equity securities arising during the period					0
Redeemed during the period											(750)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period	(77)	[4]				(77)
Unrealized gains (losses) on hedges of net foreign operations	221	[5]					221
Equity issue expense and premium paid on redemption of preferred shares				(6)
Net discount on sale of treasury shares				(2)
Reclassification to earnings of (gains) in the period	(9)	[6]			(9)
Reclassification to earnings of net losses related to divestitures (Note 12)	0	[7]					0
Other			2
Balance at end of year at Jan. 31, 2021	56,148		309	32,012	403	1,771	3,070	(363)	(403)	$ 4,478	5,848	13,501
Balance at beginning of year at Oct. 31, 2021	57,523		313	35,497	171	185	2,269	285	(354)		5,558	13,599
Statement [Line Items]
Issued under the Stock Option Plan												22
Repurchased for cancellation and/or treasury shares sold/purchased												4
Net income	2,933			2,933
Dividends on preferred shares and distributions payable on other equity instruments				(55)
Dividends on common shares				(862)
Stock option expense, net of options exercised			5
Losses on derivatives designated as cash flow hedges arising during the period	(478)	[1]				(478)
Unrealized gains (losses) on translation of net foreign operations	808						808
Gains on remeasurement of pension and other employee future benefit plans	162	[2]						162
Gains on remeasurement of own credit risk on financial liabilities designated at fair value	66	[3]							66
Unrealized gains (losses) on fair value through OCI debt securities arising during the period					(62)
Unrealized gains on fair value through OCI equity securities arising during the period					2
Redeemed during the period											0
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period	(138)	[4]				(138)
Unrealized gains (losses) on hedges of net foreign operations	(128)	[5]					(128)
Equity issue expense and premium paid on redemption of preferred shares				0
Net discount on sale of treasury shares				0
Reclassification to earnings of (gains) in the period	(28)	[6]			(28)
Reclassification to earnings of net losses related to divestitures (Note 12)	(29)	[7]					29
Other			1
Balance at end of year at Jan. 31, 2022	$ 59,804		$ 319	$ 37,513	$ 83	$ (431)	$ 2,978	$ 447	$ (288)	$ 2,789	$ 5,558	$ 13,625

[1]	Net of income tax recovery of $172 million, $357 million, $46 million for the three months ended.
[2]	Net of income tax (provision) of $(60) million, $(58) million, $(99) million for the three months ended.
[3]	Net of income tax (provision) recovery of $(24) million, $(9) million, $89 million for the three months ended.
[4]	Net of income tax provision of $50 million, $49 million, $28 million for the three months ended.
[5]	Net of income tax (provision) recovery of $48 million, $(35) million, $(80) million for the three months ended.
[6]	Net of income tax provision of $10 million, $3 million, $3 million for the three months ended.
[7]	Net of income tax (provision) of $nil million, na, na for the three months ended.